Summary of Unrealized Gains and Losses from Investment in Available-for-Sale Securities (Detail) (Available-for-sale Securities) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2013 Mutual Funds INR
Gain (Loss) on Investments [Line Items]
Amortized Cost	$ 104	5,684	5,684
Gross Unrealized Gains		5	5
Fair Value	$ 104	5,689	5,689